RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS
NOTE 11 – RELATED PARTY TRANSACTIONS
Management fees
For the three months ended June 30, 2023 and 2022, management fees paid to a shareholder were approximately $0.3 million and $0.1 million, respectively. For the six months ended June 30, 2023 and 2022, management fees paid to a shareholder were approximately $0.6 million and $0.2 million, respectively. Management fees paid to a shareholder are included in selling, general and administrative expenses in the accompanying unaudited condensed consolidated statements of income and comprehensive income.
Leases
For the three months ended June 30, 2023 and 2022, the Company paid rent expense to a shareholder of approximately $13 thousand, respectively, relating to the lease of a building. For the six months ended June 30, 2023 and 2022, the Company paid rent expense to a shareholder of approximately $26 thousand, respectively, relating to the lease of a building. Future minimum lease payments related to this lease are included in the future minimum lease schedule in Note 12 -
Leases
.
Promissory Notes
Upon consummation of the Merger on June 20, 2023, the Company issued shares of DTIC Common Stock in connection with the PIPE Financing to payoff convertible promissory notes which were issued to an affiliate of the ROC Sponsor on December 6, 2022 and March 2, 2023, respectively. The notes did not bear interest and were in the amounts of $2.1 million and $2.1 million, respectively.
Working Capital Loan
Prior to the Merger on June 20, 2023, ROC paid the remaining outstanding principal amount owed to an affiliate of the ROC Sponsor in the amount of $0.4 million for a loan to fund working capital deficiencies or finance transaction costs in connection with the Merger. The loan did not bear interest.

NOTE 10 — RELATED PARTY TRANSACTIONS
For the year ended December 31, 2022 and 2021, management fees paid to a shareholder were approximately $0.4 million and $0.3 million, respectively, and are included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive income.
For the year ended December 31, 2022 and 2021, the Company paid rent expense to a shareholder of approximately $51 thousand and $0.3 million, respectively, relating to the lease of a building. Future minimum lease payments related to this lease are included in the future minimum lease schedule in Note 11.
For the year ended December 31, 2022 and 2021, the Company paid $4 thousand and $25 thousand, respectively to a shareholder for tools.